Net Loss Per Share	6 Months Ended
Jun. 30, 2024
Net Loss Per Share
Net Loss Per Share

13.Net Loss Per Share

As the Group incurred losses for the six months ended June 30, 2023 and 2024, the potential and restricted shares granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

The following table sets unaudited forth the computation of basic and diluted net loss per share for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30,
	2023	2024
Numerator :
Net loss attributable to TuanChe Limited’s shareholders	(30,698)	(40,675)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	399,544,700	421,273,519
Basic and diluted net loss per share attributable to TuanChe Limited’s shareholders	(0.08)	(0.10)